Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Customer A [Member]
Concentration Risk [Line Items]
Revenue	$ 2,551,090	$ 2,407,951
Concentration risk, percentage	39.00%	32.00%
Customer B [Member]
Concentration Risk [Line Items]
Revenue	$ 2,715,338	$ 2,308,618
Concentration risk, percentage	42.00%	31.00%